ACCRUED EXPENSES AND OTHER (Tables)	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other

Accrued expenses and other consisted of the following:

	As of April 4,	As of January 3,
(in thousands)	2021	2021
Accrued compensation and benefits	$17,789	$36,968
Accrued freight and manufacturing related costs	7,013	6,972
Insurance liabilities	7,256	8,100
Short term interest rate hedge liability	3,009	3,048
Accrued interest	576	1,220
Accrued sales tax	1,300	1,300
Truco acquisition tax consideration	4,468	4,468
Accrued distributions	—	4,261
Other accrued expenses	8,174	14,451
Total accrued expenses and other	$49,585	$80,788

Current Accrued expenses and other consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Accrued compensation and benefits	$36,968	$14,198
Insurance liabilities	8,100	7,880
Accrued freight and manufacturing related costs	6,972	4,930
Truco acquisition tax consideration (1)	4,468	—
Accrued dividends	4,261	—
Short term interest rate hedge liability	3,048	—
Accrued sales tax	1,300	1,300
Accrued interest	1,220	4,184
Other accrued expenses	14,451	11,714
Total accrued expenses and other	$80,788	$44,206
(1)	The Stock Purchase Agreement provided that Truco Holdings LLC is entitled to receive any tax refunds received by the Company after the closing date for any pre-closing date tax period of Truco as described in Note 2. "Acquisitions".